NET (LOSS) PER ORDINARY SHARE (Details) - Schedule of basic and diluted net loss per share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic | ¥	¥ (594,741)		¥ (234,908)	¥ (2,258,895)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic and diluted | shares	233,216,045		213,635,470	198,596,879
Net (loss) per ordinary share attributable to ordinary shareholders-basic and diluted | (per share)	¥ (2.55)	$ (0.37)	¥ (1.1)	¥ (11.37)